Stock-based Compensation (Deferred Share Unit Plans) (Details) - DSU Plan - Deferred Share Unit Plans	12 Months Ended
Dec. 31, 2022 $ / shares shares
Employee
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance | shares	610,601
Share Unit Plans: Granted including DRIP | shares	76,252
Share Unit Plans: Exercised | shares	(59,630)
Share Unit Plans: Outstanding and exercisable, Ending Balance | shares	627,223
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance | $ / shares	$ 39.22
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP | $ / shares	52.42
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised | $ / shares	31.57
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance | $ / shares	$ 41.55
Director
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance | shares	614,365
Share Unit Plans: Granted including DRIP | shares	104,465
Share Unit Plans: Exercised | shares	(54,572)
Share Unit Plans: Outstanding and exercisable, Ending Balance | shares	664,258
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance | $ / shares	$ 43.80
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP | $ / shares	57.89
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised | $ / shares	46.04
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance | $ / shares	$ 45.83